Marketable securities and other securities investments - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2013 Public and Corporate Bonds Available-for-sale Securities	Mar. 31, 2012 Public and Corporate Bonds Available-for-sale Securities	Mar. 31, 2013 Japanese Bonds Public and Corporate Bonds	Mar. 31, 2012 Japanese Bonds Public and Corporate Bonds	Mar. 31, 2013 U.S. European And Other Bonds Public and Corporate Bonds	Mar. 31, 2012 U.S. European And Other Bonds Public and Corporate Bonds	Mar. 31, 2013 Japan Common stocks	Mar. 31, 2012 Japan Common stocks	Mar. 31, 2013 Japan Common stocks Available-for-sale Securities	Mar. 31, 2012 Japan Common stocks Available-for-sale Securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Percentage of assets							49.00%	60.00%	51.00%	40.00%	85.00%	83.00%	85.00%	83.00%
Maturity period for securities, minimum					1 year	1 year
Maturity period for securities, maximum					10 years	10 years
Proceeds from sales of available-for-sale securities	$ 374	¥ 35,178	¥ 162,160	¥ 189,037
Gross realized gains on sales of available-for-sale securities	11	1,048	4,822	8,974
Gross realized losses on sales of available-for-sale securities	0	31	15	87
Impairment losses recognized on available-for-sale securities	$ 22	¥ 2,104	¥ 53,831	¥ 7,915